Capital and financial risk management (Tables)	12 Months Ended
Mar. 31, 2023
Fair value of financial instruments
Schedule of capital management

		Re-presented[1]
	2023	2022
	€m	€m
Borrowings (note 21)	66,390	70,092
Cash and cash equivalents (note 19)	(11,705)	(7,496)
Derivative financial instruments included in trade and other receivables (note 14)	(6,124)	(4,626)
Derivative financial instruments included in trade and other payables (note 15)	1,422	1,672
Short-term investments (note 13)	(4,305)	(4,795)
Collateral assets (note 13)	(239)	(698)
Financial liabilities under put option arrangements	485	494
Equity	64,483	57,073
Capital	110,407	111,716

Note:

1

The results for the year ended 31 March 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. Capital has increased by €96 million compared to the amount previously reported. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Schedule of financial instruments exposure to credit risk

	2023	2022
	€m	€m
Cash and bank deposits (note 19)	3,924	2,220
Money market funds (note 19)	7,781	5,276
Managed investment funds (note 13)	2,967	3,349
Bonds and debt securities (note 13)	2,337	2,376
Collateral assets (note 13)	239	698
Other investments (note 13)	2,473	2,438
Derivative financial instruments (note 14)	6,124	4,626
Trade receivables (note 14)[1]	6,158	6,083
Contract assets and other receivables (note 14)	4,353	4,457
Performance bonds and other guarantees (note 29)	3,381	2,866
	39,737	34,389

Note:

1	Includes amounts guaranteed under sales of trade receivables €1,927 million (2022: €1,341 million).

Schedule of cash collateral, which is reported within short-term borrowings, held by Group

	2023	2022
	€m	€m
Collateral liabilities	4,886	2,914

Schedule of movements in the allowance for expected credit losses

					Trade receivables held
			Trade receivables held		at fair value through
	Contract assets		at amortised cost		other comprehensive income
	2023	2022	2023	2022	2023	2022
	€m	€m	€m	€m	€m	€m
1 April	83	101	1,342	1,480	108	57
Exchange movements	(3)	1	(72)	(70)	1	–
Amounts charged to credit losses on financial assets	138	114	449	394	19	53
Other[1]	(140)	(133)	(570)	(462)	(57)	(2)
31 March	78	83	1,149	1,342	71	108

Note:

1	Primarily utilisation of the provision by way of write-off.

Schedule of ageing of receivables that are past due

		Trade receivables at amortised cost past due
		30 days	31-60	61-180	180
	Due	or less	days	days	days+	Total
31 March 2023	€m	€m	€m	€m	€m	€m
Gross carrying amount	2,465	599	163	329	957	4,513
Expected credit loss allowance	(67)	(64)	(50)	(173)	(831)	(1,185)
Net carrying amount	2,398	535	113	156	126	3,328

		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
	Due	or less	days	days	days+	Total
31 March 2022	€m	€m	€m	€m	€m	€m
Gross carrying amount	2,411	650	182	390	1,043	4,676
Expected credit loss allowance	(123)	(83)	(53)	(190)	(893)	(1,342)
Net carrying amount	2,288	567	129	200	150	3,334

Note:

1	Contract assets relate to amounts not yet due from customers. These amounts will be reclassified as trade receivables before they become due. Trade receivables at fair value through other comprehensive income are not materially past due.

Schedule of maturity analysis for non-derivative financial liabilities on an undiscounted basis

						Trade payables and
	Bank loans	Bonds	Lease liabilities	Other[2]	Total borrowings	other financial liabilities[3]	Total
Maturity profile[1]	€m	€m	€m	€m	€m	€m	€m
Within one year	308	6,234	3,452	6,764	16,758	15,370	32,128
In one to two years	235	3,070	2,574	423	6,302	51	6,353
In two to three years	110	5,725	2,200	259	8,294	–	8,294
In three to four years	18	5,500	1,981	258	7,757	–	7,757
In four to five years	70	2,212	1,810	233	4,325	–	4,325
In more than five years	128	42,325	3,240	599	46,292	–	46,292
	869	65,066	15,257	8,536	89,728	15,421	105,149
Effect of discount/financing rates	(74)	(20,950)	(1,893)	(421)	(23,338)	(3)	(23,341)
31 March 2023	795	44,116	13,364	8,115	66,390	15,418	81,808
Within one year	700	3,569	3,130	6,823	14,222	16,884	31,106
In one to two years	33	6,190	2,189	417	8,829	29	8,858
In two to three years	411	3,786	1,759	207	6,163	–	6,163
In three to four years	2	5,746	1,579	199	7,526	–	7,526
In four to five years	205	6,253	1,387	678	8,523	–	8,523
In more than five years	21	43,514	4,242	136	47,913	–	47,913
	1,372	69,058	14,286	8,460	93,176	16,913	110,089
Effect of discount/financing rates	(55)	(21,027)	(1,747)	(255)	(23,084)	(1)	(23,085)
31 March 2022	1,317	48,031	12,539	8,205	70,092	16,912	87,004

Notes:

1

Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which lenders have the right, but not the obligation, to request payment within 30 days. This also applies to undrawn committed facilities. There is no debt that is subject to a material adverse change clause.

2

Includes spectrum licence payables with maturity profile €196 million (2022: €2,319 million) within one year, €170 million (2022: €165 million) in one to two years, €199 million (2022: €199 million) in two to three years, €199 million (2022: €199 million) in three to four years, €199 million (2022: €662 million) in four to five years and €587million (2022: €136 million) in more than five years. Also includes €4,886 million (2022: €2,914 million) in relation to cash received under collateral support agreements shown within 1 year.

3	Includes financial liabilities under put option arrangements and non-derivative financial liabilities presented within trade and other payables.

Schedule of maturity analysis for derivative financial liabilities on an undiscounted basis

	2023			2022
	Payable[1]	Receivable[1]	Total	Payable[1]	Receivable[1]	Total
	€m	€m	€m	€m	€m	€m
Within one year	(17,845)	18,527	682	(12,671)	13,470	799
In one to two years	(3,534)	4,055	521	(5,897)	6,399	502
In two to three years	(4,028)	4,441	413	(2,584)	3,158	574
In three to four years	(2,186)	2,567	381	(3,373)	3,864	491
In four to five years	(2,265)	2,681	416	(1,699)	2,139	440
In more than five years	(38,494)	44,586	6,092	(34,097)	40,129	6,032
	(68,352)	76,857	8,505	(60,321)	69,159	8,838
Effect of discount/financing rates			(3,803)			(5,884)
Financial derivative net receivable/(payable)			4,702			2,954

Note:

1	Payables and receivables are stated separately in the table above as cash settlement is on a gross basis.

Schedule of sensitivity of Group's adjusted operating profit to strengthening major currency

	2023	2022
	€m	€m
Increase/ (decrease) in Profit before taxation
ZAR 12% change (2022: 13%)	87	134
EGP 27% change (2022: 9%)	116	41
TRY 43% change (2022: 39%)	33	83
GBP 3% change (2022: 2%)	(46)	(67)

Schedule of carrying values and nominal amounts of derivatives

				Other comprehensive income				Weighted average
				Opening	(Gain)/	Gain/(Loss)	Closing
		Carrying	Carrying	balance	Loss	recycled to	balance			Euro
	Nominal	value	value	1 April	deferred to	financing	31 March	Maturity		interest
	amounts	assets	liabilities	2022	OCI	costs	2023[1]	year	FX rate	rate
At 31 March 2023	€m	€m	€m	€m	€m	€m	€m			%
Cash flow hedges - foreign currency risk[3]
Cross-currency and foreign exchange swaps
US dollar bonds	17,690	4,456	–	(1,484)	(2,321)	1,096	(2,709)	2038	1.18	3.14
Australian dollar bonds	288	13	–	(5)	31	(47)	(21)	2027	1.56	1.57
Swiss franc bonds	624	58	–	20	(43)	20	(3)	2026	1.08	1.26
Pound sterling bonds	4,195	61	152	109	6	(152)	(37)	2044	0.86	3.15
Hong Kong dollar bonds	233	22	–	7	(17)	5	(5)	2028	9.08	1.48
Japanese yen bonds	78	3	–	2	(9)	(5)	(12)	2037	128.53	2.47
Norwegian krona bonds	241	–	34	3	17	(32)	(12)	2026	9.15	1.12
Foreign exchange forwards[2]	383	–	34	(69)	34	1	(34)	2023	18.92	–
Cash flow hedges - foreign currency and interest rate risk[3]
Cross currency swaps - US dollar bonds	417	49	–	(1)	(20)	10	(11)	2023	1.17	1.07
Net investment hedge - foreign exchange risk[5]
Cross-currency and foreign exchange swaps - South African rand investment	2,004	96	–	1,133	(181)	–	952	2025	18.23	1.83
	26,153	4,758	220	(285)	(2,503)	896	(1,892)

22. Capital and financial risk management (continued)

				Other comprehensive income				Weighted average
				Opening		Gain/(Loss)	Closing
		Carrying	Carrying	balance	(Gain)/Loss	recycled to	balance			Euro
	Nominal	value	value	1 April	deferred to	financing	31 March	Maturity		interest
	amounts	assets	liabilities	2021	OCI	costs	2022[1]	year	FX rate	rate
At 31 March 2022	€m	€m	€m	€m	€m	€m	€m			%
Cash flow hedges – foreign currency risk[3]
Cross-currency and foreign exchange swaps
US dollar bonds	20,995	2,745	10	501	(3,257)	1,272	(1,484)	2036	1.18	2.76
Australian dollar bonds	736	50	–	(24)	(12)	31	(5)	2024	1.56	0.92
Swiss franc bonds	624	16	1	30	(59)	49	20	2026	1.08	1.26
Pound sterling bonds	3,498	61	145	323	(239)	25	109	2043	0.86	2.97
Hong Kong dollar bonds	233	8	3	13	(18)	12	7	2028	9.08	1.48
Japanese yen bonds	78	–	6	11	(7)	(2)	2	2037	128.53	2.47
Norwegian krona bonds	241	–	16	3	(7)	7	3	2026	9.15	1.12
Foreign exchange forwards[2]	244	–	69	–	(72)	3	(69)	2022	12.34	–
Cash flow hedges – foreign currency and interest rate risk[3]
Cross currency swaps - US dollar bonds	417	24	–	8	(33)	24	(1)	2023	1.17	1.07
Cash flow hedges – interest rate risk[3]
Interest rate swaps – Euro loans	–	–	–	(1)	–	1	–	–	–	–
Net investment hedge – foreign exchange risk[5]
Cross-currency and foreign exchange swaps – South African rand investment	1,555	–	113	959	174	–	1,133	2022	17.29	0.31
	28,621	2,904	363	1,823	(3,530)	1,422	(285)

Notes:

1	Fair value movement deferred into other comprehensive income includes €383 million loss (2022: €1,318 million loss) and €17 million gain (2022: €1 million gain) of foreign currency basis outside the cash flow and net investment hedge relationships respectively.
2	Includes euro and US dollar forward contracts against Turkish lira to hedge foreign currency forecast expenditures in local markets. Notional amounts of €259 million (2022: €146 million) and $134 million or €124 million equivalent (2022: $109 million or €98 million equivalent) with weighted average exchange rates of 18.36 (2022: 12.45) and 20.07 (2022: 10.95) respectively to Turkish lira.
3	For cash flow hedges, the movement in the hypothetical derivative (hedged item) mirrors that of the hedging instrument. Hedge ineffectiveness of the swaps designated in a cash flow hedge during the period was €nil (2022: €nil).
4	The carrying value of bonds includes an additional €776 million loss (2022: €760 million loss) in relation to fair value of other bonds previously designated in fair value hedge relationships.
5	Hedge ineffectiveness of swaps designated in a net investment hedge during the period was €nil (2022: €nil).

Summary of changes in assets and liabilities arising from financing activities

					Assets and liabilities
		Derivative assets	Financial liabilities		arising from
	Borrowings	and liabilities	under put options	Other liabilities	financing activities
	€m	€m	€m	€m	€m
1 April 2022	70,092	(2,954)	494	1,498	69,130
Cash movements
Proceeds from issuance of long-term borrowings	4,071	–	–	–	4,071
Repayment of borrowings	(13,538)	–	–	–	(13,538)
Net movement in short-term borrowings	3,172	–	–	–	3,172
Net movement in derivatives	–	261	–	–	261
Interest paid	(2,444)	590	(18)	(79)	(1,951)
Purchase of treasury shares	–	–	–	(1,867)	(1,867)
Other	–	–	(12)	–	(12)
Non-cash movements
Fair value movements	–	(1,688)	–	–	(1,688)
Foreign exchange	(44)	(350)	–	(20)	(414)
Interest costs	2,657	(561)	21	(113)	2,004
Lease additions	7,652	–	–	–	7,652
Acquisition and disposal of subsidiaries	(5,243)	–	–	–	(5,243)
Other[1]	15	–	–	684	699
31 March 2023	66,390	(4,702)	485	103	62,276

					Assets and liabilities
		Derivative assets	Financial liabilities		arising from
	Borrowings	and liabilities	under put options	Other liabilities	financing activities
	€m	€m	€m	€m	€m
1 April 2021	67,760	859	492	491	69,602
Cash movements
Proceeds from issuance of long-term borrowings	2,548	–	–	–	2,548
Repayment of borrowings	(8,248)	–	–	–	(8,248)
Net movement in short-term borrowings	3,002	–	–	–	3,002
Net movement in derivatives	–	(293)	–	–	(293)
Interest paid	(2,246)	469	(17)	(10)	(1,804)
Purchase of treasury shares	–	–	–	(2,087)	(2,087)
Non-cash movements
Fair value movements	–	(2,631)	–	–	(2,631)
Foreign exchange	1,386	(930)	–	(15)	441
Interest costs	2,356	(428)	19	13	1,960
Lease additions	3,410	–	–	–	3,410
Other[1]	124	–	–	3,106	3,230
31 March 2022	70,092	(2,954)	494	1,498	69,130

Note:

1	Movement in Other liabilities primarily relate to share buyback programmes.

Schedule of Group's financial assets and liabilities that are subject to offset in the balance sheet and the impact of enforceable master netting or similar agreements

				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative	Collateral
	Gross amount	Amount set off	balance sheet	counterparties	(liabilities)/assets[1]	Net amount
At 31 March 2023	€m	€m	€m	€m	€m	€m
Derivative financial assets	6,124	–	6,124	(910)	(4,886)	328
Derivative financial liabilities	(1,422)	–	(1,422)	910	239	(273)
Total	4,702	–	4,702	–	(4,647)	55

				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative	Collateral
	Gross amount	Amount set off	balance sheet	counterparties	(liabilities)/assets[1]	Net amount
At 31 March 2022	€m	€m	€m	€m	€m	€m
Derivative financial assets	4,626	–	4,626	(1,365)	(2,914)	347
Derivative financial liabilities	(1,672)	–	(1,672)	1,365	368	61
Total	2,954	–	2,954	–	(2,546)	408

Note:

1

Excludes collateral of €nil (2022: €330 million) pledged as initial margin, as security against future mark to market movements on certain derivative options, that therefore does not offset against existing mark to market balances as at 31 March.